13. Shareholder's Equity (Sept 2020 Note) (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2018
Stock returned and retired		375,000
Executive [Member] | Separation Agreement
Stock returned and retired	100,000
Number of shares issued	1,000,000
Issued in conjunction with agreement with former executive	400,000
Stock issued per share	$ 1.00